Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2020
Presentation Of Right Of Use Assets And Lease Liabilities [Abstract]
Right-of-use assets and lease liabilities

18.Right-of-use assets and lease liabilities

The Group's leasing activities:

The Group leases various offices, retail stores and cars. Lease contracts are typically made for fixed periods of three to eight years but may have extension options. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.

Low-value assets comprise IT-equipment and small items of office furniture.

Adjustments recognized on adoption of IFRS 16

2019
Operating lease commitments disclosed as at December 31, 2018	$103,034
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	78,937
Less short-term leases recognized on a straight-line basis as expense	(1,552)
Less Lease committed to at December 31, 2018 but not commenced at January 1, 2019	(8,074)

Lease liability recognized as at January 1, 2019	$69,311
Of which:
Current lease liabilities	12,655
Non-current lease liabilities	56,656
Lease liability recognized as at January 1, 2019	$69,311

The recognized right-of-use assets to the following types as at December 31, 2019 and December 31, 2020 (in thousands):

	Property	Vehicles	Totals
2019
At 1 January 2019	$67,272	$469	$67,741
Additions	41,116	281	41,397
Additions acquired through business combinations	10,824	-	10,824
Provisions	2,821	-	2,821
Remeasurements	12,293	-	12,293
Depreciation charge for the year	(19,382)	(182)	(19,564)
Foreign exchange	(326)	(10)	(336)
At December 31, 2019	$114,618	$558	$115,176
2020
At 1 January 2020	$114,618	$558	$115,176
Additions	90,240	162	90,402
Remeasurements	13	(8)	5
Depreciation charge for the year	(27,048)	(224)	(27,272)
Impairment charge for the year	(2,234)	-	(2,234)
Foreign exchange	3,149	1	3,150
At December 31, 2020	$178,738	$489	$179,227

The impairment charge of $2.2 million was primarily comprised of a $1.5 million reduction in the carrying value of the right-of-use assets at one of our smaller retail locations and is associated with the In-Store reportable operating segment. The remaining $0.7 million relates to a reduction in the carrying value of corporate right-of-use assets associated with the impairment of a smaller intangible brand asset within the New Guards portfolio, and is associated with the Brand Platform reportable operating segment.

Lease liabilities included in the Statements of Financial Position at December 31, 2019 and December 31, 2020 (in thousands):

	2019	2020
Current lease liabilities	$18,485	$26,128
Non-current lease liabilities	100,833	165,275
Total lease liabilities	$119,318	$191,403

In year ended December 31, 2020, the Group paid $19.1 million (2019: $19.1 million) in principal elements of lease payments.

During the year end December 31, 2020, a charge of $6.4 million (2019: $9.4 million) was recognized in relation to short-term and low value leases.